CERTIFICATION OF
                           STRONG SCHAFER FUNDS, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                          STRONG SCHAFER BALANCED FUND


STRONG SCHAFER FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Schafer Balanced Fund's Prospectus and Statement of Additional Information each dated February 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 5 (File No. 333-38129; 1047785), which was filed with the Securities and Exchange Commission on January 29, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent effective post-effective amendment filed by the Registrant.

4. The form of Strong Schafer Balanced Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                           STRONG SCHAFER FUNDS, INC.



                           /S/ SUSAN A. HOLLISTER
                           --------------------------------------------
                           By: Susan A. Hollister
                           Title:   Vice President and Assistant Secretary


Dated: February 5, 2001